Related party transactions and balances	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Related party transactions and balances
19	Related party transactions and balances
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.
Interest in subsidiaries
The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the period are disclosed in Note 1 of the condensed interim consolidated financial statements.

Compensation of key management personnel
Key management personnel of the Group comprise the Parent Company’s directors and senior management of the Group.

	(Unaudited) For the six-month
	period ended 30 June
	2022	2021
	USD	USD
Short-term employee benefits	1,045,722	370,016
Provision for end of service benefits	12,315,458	65,679
Share-based payments	40,717	9,751,149

	13,401,897	10,186,844

No. of key management	7	7

Transactions with related parties
Details of transactions with related parties during the period, other than those which have been disclosed elsewhere in these condensed interim consolidated financial statements, are as follows:

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
(Repayment from)/advances to shareholders	—	(10,044)

Short-term loans from related parties

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Sister company
Routebox Technologies SL	77,894	84,039

Shareholders of Shotl Transportation SL
Camina Lab SL	299,653	323,338
Marfina SL	66,151	71,387

	365,804	394,725

	443,698	478,764